Other Finance Expenses	12 Months Ended
Dec. 31, 2021
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Interest expense	$24,546	$29,142	$48,118
Amortization of debt issuance cost and fair value of debt assumed	3,519	2,503	2,617
Total interest cost	$28,065	$31,645	$50,735

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Bank fees, charges	$463	$441	$597
Commitment fees	548	264	248
Total other finance expense	$1,011	$705	$845